Income tax expense (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income tax expense [Abstract]
Current income tax expense	₩ 900,016	₩ 749,649	₩ 718,757
Adjustment for prior periods	(3,261)	(23,265)	(36,372)
Temporary differences	383,190	46,468	(480,280)
Income tax recognized in other comprehensive income	(11,600)	75,551	143,448
Income tax expenses	₩ 1,268,345	₩ 848,403	₩ 345,553